Balance Sheet (Parenthetical)	1 Months Ended
Oct. 15, 2020 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	50,000,000
Common stock, shares issued
Common stock, shares outstanding
Class B Common Stock [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	2,000,000
Common stock, shares issued	1,437,500
Common stock, shares outstanding	1,437,500
Class B Common Stock [Member] | Underwriters [Member]
Aggregate common shares	187,500